Stockholders' Equity (Details Textuals 1) (Underwritten Public Offering 2012, USD $)	1 Months Ended
	Mar. 28, 2012	Mar. 29, 2012
Public Offering [Line Items]
Underwritten public offering or sale of common stock	13,000,000	1,950,000
Sale of common stock, Price per share	$ 1.15	$ 1.15
Net Proceeds, after underwriting discounts and commissions and other fees payable	$ 13,704,745	$ 2,085,525
Common stock warrants
Public Offering [Line Items]
Exercise price of the warrants reduced per share of common stock	2.27
Number of warrants called to purchase shares of common stock	9,421,008
Sale of common stock, Price per share	$ 1.15